Consolidated Statement of Equity (Deficit) (USD $) In Millions, except Per Share data, unless otherwise specified	Total	Common Stock [Member]	Paid-in Capital [Member]	Treasury Stock [Member]	Notes Receivable From Parent [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit [Member]	Total Momentive Specialty Chemicals Inc. Deficit [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2011	$ (1,756)	$ 1	$ 533	$ (296)	$ (24)	$ 134	$ (2,105)	$ (1,757)	$ 1
Distribution declared to parent, per share amount	$ 0.02
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	247	0	0	0	0	0		247
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	246
Net Income (Loss) Attributable to Noncontrolling Interest	(1)								(1)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent		0	0	0	0		0	8
Other comprehensive loss	8							8
Stock-based compensation expense	4	0	4	0	0	0	0	4	0
Dividends, Common Stock, Cash	(3)	0	3	0	0	0	0	(3)	0
Non-cash captial contribution from parent	218	0	218	0	0	0	0	218	0
Forgiveness of Note Receivable from Parent	0
Non-cash distribution declared to parent	0
Balance at Dec. 31, 2012	(1,283)	1	752	(296)	(24)	142	(1,858)	(1,283)	0
Distribution declared to parent, per share amount	$ 0.01
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(571)	0	0	0	0	0		(571)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(572)
Net Income (Loss) Attributable to Noncontrolling Interest	(1)								(1)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(12)	0	0	0	0		0	(12)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest									0
Other comprehensive loss	(12)							(12)
Stock-based compensation expense	3	0		0	0	0	0	3	0
Dividends, Common Stock, Cash	208	0	208	0	0	0	0	(208)	0
Non-cash captial contribution from parent	(1)	0		0	0	0	0	(1)	0
Forgiveness of Note Receivable from Parent	24				24
Non-cash distribution declared to parent	(208)
Balance at Dec. 31, 2013	(2,073)	1	522	(296)	0	130	(2,429)	(2,072)	(1)
Distribution declared to parent, per share amount
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	(223)	0	0	0	0	0	(223)	(223)
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest	(224)
Net Income (Loss) Attributable to Noncontrolling Interest	(1)								(1)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Parent	(57)	0	0	0	0	(57)	0	(57)
Other Comprehensive Income (Loss), Net of Tax, Portion Attributable to Noncontrolling Interest									0
Other comprehensive loss	(57)							(57)
Stock-based compensation expense	1	0	1	0	0	0	0	1	0
Forgiveness of Note Receivable from Parent	0
Non-cash distribution declared to parent	0
Purchase of Business from Related Party under common control	3	0	3	0	0	0	0	3	0
Balance at Dec. 31, 2014	$ (2,350)	$ 1	$ 526	$ (296)	$ 0	$ 73	$ (2,652)	$ (2,348)	$ (2)